Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 Pay Versus Performance
The following table sets forth the compensation for our Principal Executive Officer (“PEO”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and EBITDAX over such years in accordance with SEC rules.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (Loss) ($)	EBITDAX(4) ($)
2025	4,976,958	(2,105,215)	2,111,502	(544,509)	38.61	163.41	(699,786,000)	542,776,000
2024	8,580,195	(5,423,933)	2,806,045	(1,838,477)	61.04	97.57	189,851,000	1,070,355,000
2023	9,697,269	11,393,439	4,253,582	5,141,231	119.76	118.12	213,520,000	1,238,151,000
2022	7,872,017	16,980,363	3,557,021	7,877,196	113.51	117.02	226,551,000	1,436,342,000
2021	6,237,930	7,820,096	3,353,927	4,164,658	61.75	92.13	(77,836,000)	969,136,000

(1)
Compensation for our PEO, Mr. Inglis, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs includes the following named executive officers: (i) for 2025, Messrs. Shah, Ball and Marion; (ii) for 2024, Messrs. Shah, Ball, Marion and Doughty; (iii) in each of 2023, 2022 and 2021, Messrs. Shah, Ball, Clark and Doughty.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for 2025, see “Compensation Discussion and Analysis—2025 Key Compensation Decisions”. Fair values of equity awards set forth in the table below are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. There were no adjustments made for the following items as they were not applicable in any of 2025, 2024, 2023, 2022 or 2021: (i) awards that were granted and vested during the same year, (ii) incremental fair value of options/SARs modified during the year, (iii) reported change in the actuarial present value of pension benefits or (iv) increases for service cost of pension plans.

Adjustments	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Summary Compensation Table Total:	4,976,958	2,111,502	8,580,195	2,806,045	9,697,269	4,253,582	7,872,017	3,557,021	6,237,930	3,353,927
Deduct the grant date fair value of the equity awards for each applicable year, as reported in the “Stock Awards” column in the Summary Compensation Table	(3,715,420)	(1,376,806)	(6,481,444)	(1,673,182)	(7,599,631)	(2,938,349)	(4,859,920)	(2,153,552)	(3,658,925)	(1,888,865)
Add the fair value as of year-end for awards granted during the year	504,464	125,091	2,244,012	586,951	6,261,171	2,420,842	7,071,200	3,133,426	5,167,950	2,667,728
Add the year-over-year increase (decrease) in fair value of unvested awards granted in prior years	(3,643,692)	(1,274,675)	(8,672,115)	(3,122,383)	2,117,863	1,017,590	6,447,224	3,146,405	23,426	12,272
Add the increase (decrease) in fair value from prior fiscal year-end for awards that vested during the year	(227,525)	(87,138)	(1,094,581)	(435,908)	897,266	379,477	381,729	164,585	(3,737)	(1,349)
Add the increase based on dividends or other earnings paid during the year	—	—	—	—	19,501	8,089	68,113	29,311	53,452	20,945
Deduct the fair value of awards granted during prior fiscal year that were forfeited during the applicable fiscal year, determined as of prior fiscal year-end	—	(42,482)	—	—	—	—	—	—	—	—
Compensation Actually Paid:	(2,105,215)	(544,509)	(5,423,933)	(1,838,477)	11,393,439	5,141,231	16,980,363	7,877,196	7,820,096	4,164,658

(3)
TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table consists of the performance peer companies utilized for our PSUs, as described in our Compensation Discussion & Analysis. These companies were selected because they are the oil and gas exploration and production companies most like Kosmos in terms of geographic reach, development stage, and who potentially compete with the Company for executive talent.

(4)
EBITDAX is a non-GAAP financial measure used by management and external users of the Company's consolidated financial statements, such as industry analysts, investors, lenders and rating agencies. The Company defines “EBITDAX” as Net income (loss) plus (i) exploration expense, (ii) depletion, depreciation and amortization expense, (iii) equity based compensation expense, (iv) unrealized (gain) loss on commodity derivatives (realized losses are deducted and realized gains are added back), (v) (gain) loss on sale of oil and gas properties, (vi) interest (income) expense, (vii) income taxes, (viii) debt modifications and extinguishments, (ix) doubtful accounts expense and (x) similar other material items which management believes affect the comparability of operating results. EBITDAX for FY 2021 reflects pro forma adjustments made to reflect the interests acquired in Ghana during the year as part of the Oxy Ghana acquisition. EBITDAX for FY 2022 reflects pro forma adjustments made to reflect the interests sold in Ghana that were associated with the Ghana pre-emption and the acquisition of additional interests in Kodiak during the year.

Company Selected Measure Name	EBITDAX
Named Executive Officers, Footnote
(1)
Compensation for our PEO, Mr. Inglis, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs includes the following named executive officers: (i) for 2025, Messrs. Shah, Ball and Marion; (ii) for 2024, Messrs. Shah, Ball, Marion and Doughty; (iii) in each of 2023, 2022 and 2021, Messrs. Shah, Ball, Clark and Doughty.

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table consists of the performance peer companies utilized for our PSUs, as described in our Compensation Discussion & Analysis. These companies were selected because they are the oil and gas exploration and production companies most like Kosmos in terms of geographic reach, development stage, and who potentially compete with the Company for executive talent.

PEO Total Compensation Amount	$ 4,976,958	$ 8,580,195	$ 9,697,269	$ 7,872,017	$ 6,237,930
PEO Actually Paid Compensation Amount	$ (2,105,215)	(5,423,933)	11,393,439	16,980,363	7,820,096
Adjustment To PEO Compensation, Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for 2025, see “Compensation Discussion and Analysis—2025 Key Compensation Decisions”. Fair values of equity awards set forth in the table below are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. There were no adjustments made for the following items as they were not applicable in any of 2025, 2024, 2023, 2022 or 2021: (i) awards that were granted and vested during the same year, (ii) incremental fair value of options/SARs modified during the year, (iii) reported change in the actuarial present value of pension benefits or (iv) increases for service cost of pension plans.

Adjustments	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Summary Compensation Table Total:	4,976,958	2,111,502	8,580,195	2,806,045	9,697,269	4,253,582	7,872,017	3,557,021	6,237,930	3,353,927
Deduct the grant date fair value of the equity awards for each applicable year, as reported in the “Stock Awards” column in the Summary Compensation Table	(3,715,420)	(1,376,806)	(6,481,444)	(1,673,182)	(7,599,631)	(2,938,349)	(4,859,920)	(2,153,552)	(3,658,925)	(1,888,865)
Add the fair value as of year-end for awards granted during the year	504,464	125,091	2,244,012	586,951	6,261,171	2,420,842	7,071,200	3,133,426	5,167,950	2,667,728
Add the year-over-year increase (decrease) in fair value of unvested awards granted in prior years	(3,643,692)	(1,274,675)	(8,672,115)	(3,122,383)	2,117,863	1,017,590	6,447,224	3,146,405	23,426	12,272
Add the increase (decrease) in fair value from prior fiscal year-end for awards that vested during the year	(227,525)	(87,138)	(1,094,581)	(435,908)	897,266	379,477	381,729	164,585	(3,737)	(1,349)
Add the increase based on dividends or other earnings paid during the year	—	—	—	—	19,501	8,089	68,113	29,311	53,452	20,945
Deduct the fair value of awards granted during prior fiscal year that were forfeited during the applicable fiscal year, determined as of prior fiscal year-end	—	(42,482)	—	—	—	—	—	—	—	—
Compensation Actually Paid:	(2,105,215)	(544,509)	(5,423,933)	(1,838,477)	11,393,439	5,141,231	16,980,363	7,877,196	7,820,096	4,164,658

Non-PEO NEO Average Total Compensation Amount	$ 2,111,502	2,806,045	4,253,582	3,557,021	3,353,927
Non-PEO NEO Average Compensation Actually Paid Amount	$ (544,509)	(1,838,477)	5,141,231	7,877,196	4,164,658
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our other NEOs’ compensation for 2025, see “Compensation Discussion and Analysis—2025 Key Compensation Decisions”. Fair values of equity awards set forth in the table below are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. There were no adjustments made for the following items as they were not applicable in any of 2025, 2024, 2023, 2022 or 2021: (i) awards that were granted and vested during the same year, (ii) incremental fair value of options/SARs modified during the year, (iii) reported change in the actuarial present value of pension benefits or (iv) increases for service cost of pension plans.

Adjustments	2025		2024		2023		2022		2021
	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)	PEO ($)	Average non- PEO NEOs ($)
Summary Compensation Table Total:	4,976,958	2,111,502	8,580,195	2,806,045	9,697,269	4,253,582	7,872,017	3,557,021	6,237,930	3,353,927
Deduct the grant date fair value of the equity awards for each applicable year, as reported in the “Stock Awards” column in the Summary Compensation Table	(3,715,420)	(1,376,806)	(6,481,444)	(1,673,182)	(7,599,631)	(2,938,349)	(4,859,920)	(2,153,552)	(3,658,925)	(1,888,865)
Add the fair value as of year-end for awards granted during the year	504,464	125,091	2,244,012	586,951	6,261,171	2,420,842	7,071,200	3,133,426	5,167,950	2,667,728
Add the year-over-year increase (decrease) in fair value of unvested awards granted in prior years	(3,643,692)	(1,274,675)	(8,672,115)	(3,122,383)	2,117,863	1,017,590	6,447,224	3,146,405	23,426	12,272
Add the increase (decrease) in fair value from prior fiscal year-end for awards that vested during the year	(227,525)	(87,138)	(1,094,581)	(435,908)	897,266	379,477	381,729	164,585	(3,737)	(1,349)
Add the increase based on dividends or other earnings paid during the year	—	—	—	—	19,501	8,089	68,113	29,311	53,452	20,945
Deduct the fair value of awards granted during prior fiscal year that were forfeited during the applicable fiscal year, determined as of prior fiscal year-end	—	(42,482)	—	—	—	—	—	—	—	—
Compensation Actually Paid:	(2,105,215)	(544,509)	(5,423,933)	(1,838,477)	11,393,439	5,141,231	16,980,363	7,877,196	7,820,096	4,164,658

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the cumulative TSR performance of our common stock with the TSR performance of our peer group. The graph below shows a connection between compensation actually paid and total shareholder return for Kosmos and the peer group.

Compensation Actually Paid vs. Net Income	The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with net income.
Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with EBITDAX. The graph below shows a connection between compensation actually paid and EBITDAX, the most important financial metric for linking Kosmos financial performance and compensation.

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining NEOs and the cumulative TSR performance of our common stock with the TSR performance of our peer group. The graph below shows a connection between compensation actually paid and total shareholder return for Kosmos and the peer group.

Tabular List, Table
The Company considers the following financial measures to be the most important financial performance measures used to link company performance to the executive compensation actually paid to our PEO and our other named executive officers during the last fiscal year:

Financial Measures	Company Selected Measure
EBITDAX	✔
Free Cash Flow
Capital Expenditures

These financial measures were selected from amongst the Company’s “key performance indicators” (which we refer to as “KPIs”), utilized to determine annual cash bonus payments for our named executive officers under our annual cash bonus program. The KPIs are established by the Compensation Committee at the beginning of each year, are derived from our strategic and operational plan and demonstrate year-over-year improvement. The Company believes EBITDAX is the most important financial performance measure utilized in our compensation program to link pay with compensation actually received by our named executive officers for 2025 (and, therefore, is our Company Selected Measure for the Pay Versus Performance Table) because it best reflects the Company’s overall financial performance for the year, both on an absolute basis and with respect to other companies in the oil and gas sector.

Total Shareholder Return Amount	$ 38.61	61.04	119.76	113.51	61.75
Peer Group Total Shareholder Return Amount	163.41	97.57	118.12	117.02	92.13
Net Income (Loss)	$ (699,786,000)	$ 189,851,000	$ 213,520,000	$ 226,551,000	$ (77,836,000)
Company Selected Measure Amount	542,776,000	1,070,355,000	1,238,151,000	1,436,342,000	969,136,000
PEO Name	Mr. Inglis	Mr. Inglis	Mr. Inglis	Mr. Inglis	Mr. Inglis
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDAX
Non-GAAP Measure Description
(4)
EBITDAX is a non-GAAP financial measure used by management and external users of the Company's consolidated financial statements, such as industry analysts, investors, lenders and rating agencies. The Company defines “EBITDAX” as Net income (loss) plus (i) exploration expense, (ii) depletion, depreciation and amortization expense, (iii) equity based compensation expense, (iv) unrealized (gain) loss on commodity derivatives (realized losses are deducted and realized gains are added back), (v) (gain) loss on sale of oil and gas properties, (vi) interest (income) expense, (vii) income taxes, (viii) debt modifications and extinguishments, (ix) doubtful accounts expense and (x) similar other material items which management believes affect the comparability of operating results. EBITDAX for FY 2021 reflects pro forma adjustments made to reflect the interests acquired in Ghana during the year as part of the Oxy Ghana acquisition. EBITDAX for FY 2022 reflects pro forma adjustments made to reflect the interests sold in Ghana that were associated with the Ghana pre-emption and the acquisition of additional interests in Kodiak during the year.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Expenditures
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,715,420)	$ (6,481,444)	$ (7,599,631)	$ (4,859,920)	$ (3,658,925)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,464	2,244,012	6,261,171	7,071,200	5,167,950
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,643,692)	(8,672,115)	2,117,863	6,447,224	23,426
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(227,525)	(1,094,581)	897,266	381,729	(3,737)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	19,501	68,113	53,452
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,376,806)	(1,673,182)	(2,938,349)	(2,153,552)	(1,888,865)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,091	586,951	2,420,842	3,133,426	2,667,728
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,274,675)	(3,122,383)	1,017,590	3,146,405	12,272
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,138)	(435,908)	379,477	164,585	(1,349)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,482)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 8,089	$ 29,311	$ 20,945